Phoenix Home Life

The Big Edge Plus(r)

Group Strategic Edge(r)
                                                           Annual Reports for:

                                                    Phoenix Home Life Variable
                                                          Accumulation Account

                                                  The Phoenix Edge Series Fund

                                                         Wanger Advisors Trust

                                                             December 31, 1995

TABLE OF CONTENTS

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

 Money Market Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               4
  Financial Highlights                             7
 Growth Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               4
  Financial Highlights                             7
 Bond Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               4
  Financial Highlights                             7
 Total Return Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               4
  Financial Highlights                             7
 International Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               4
  Financial Highlights                             8
 Balanced Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               4
  Financial Highlights                             8
 Real Estate Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               5
  Financial Highlights                             9
 Wanger International Small Cap Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               5
  Financial Highlights                             9
 Wanger U.S. Small Cap Sub-Account
  Statement of Assets and Liabilities              2
  Statement of Operations                          3
  Statement of Changes in Net Assets               5
  Financial Highlights                             9
 Notes to Financial Statements                    10

THE PHOENIX EDGE SERIES FUND

 Money Market Series
  Schedule of Investments                         2-2
  Statement of Assets and Liabilities             2-4
  Statement of Operations                         2-4
  Statement of Changes in Net Assets              2-5
  Financial Highlights                            2-5
 Growth Series
  Schedule of Investments                         2-7
  Statement of Assets and Liabilities             2-9
  Statement of Operations                         2-9
  Statement of Changes in Net Assets             2-10
  Financial Highlights                           2-10
 Bond Series
  Schedule of Investments                        2-12
  Statement of Assets and Liabilities            2-14
  Statement of Operations                        2-14
  Statement of Changes in Net Assets             2-15
  Financial Highlights                           2-15
 Total Return Series
  Schedule of Investments                        2-17
  Statement of Assets and Liabilities            2-19
  Statement of Operations                        2-19
  Statement of Changes in Net Assets             2-20
  Financial Highlights                           2-20
 International Series
  Schedule of Investments                        2-22
  Statement of Assets and Liabilities            2-24
  Statement of Operations                        2-24
  Statement of Changes in Net Assets             2-25
  Financial Highlights                           2-25
 Balanced Series
  Schedule of Investments                        2-27
  Statement of Assets and Liabilities            2-30
  Statement of Operations                        2-30
  Statement of Changes in Net Assets             2-31
  Financial Highlights                           2-31
 Real Estate Series
  Schedule of Investments                        2-33
  Statement of Assets and Liabilities            2-34
  Statement of Operations                        2-34
  Statement of Changes in Net Assets             2-35
  Financial Highlights                           2-35
 Notes to Financial Statements                   2-36


WANGER ADVISORS TRUST

 Wanger International Small Cap Advisor
  Schedule of Investments                         3-3
  Statement of Assets and Liabilities             3-7
  Statement of Operations                         3-8
  Statement of Changes in Net Assets              3-8
  Financial Highlights                            3-9
  Notes to Financial Statements                  3-10

 Wanger U.S. Small Cap Advisor
  Schedule of Investments                         4-3
  Statement of Assets and Liabilities             4-7
  Statement of Operations                         4-8
  Statement of Changes in Net Assets              4-8
  Financial Highlights                            4-9
  Notes to Financial Statements                  4-10

                                            This annual report for the Phoenix
                                       Home Life Variable Accumulation Account
                                         for the year ended December 31, 1995,
                                     contains the financial statements for the
                              Account's various annuity contracts. This report
                                   also contains a list of portfolio holdings,
                                    management's discussion of performance and
                                  investment strategy and financial statements
                                for each of the mutual funds that comprise the
                                             Phoenix Edge Series Fund, and the
                                                        Wanger Advisors Trust.

                      STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 1995

                             Money Market                      Growth                          Bond
                              Sub-Account                   Sub-Account                     Sub-Account
                                      VA2, VA3 &                    VA2, VA3 &
                          VA1            GSE             VA1            GSE            VA1        VA2, VA3 & GSE
                       --------------------------    --------------------------   ------------------------------
Assets
 Investments at
  cost                $ 7,075,669    $ 74,126,632    $47,452,847   $685,863,537    $14,187,687     $ 80,581,632
                         =========      =========      =========      =========      =========      =============
 Investment in The
  Phoenix Edge
  Series  Fund, at
  market              $ 7,075,669    $ 74,126,632    $67,504,702   $764,352,262    $14,941,245     $ 84,191,827
                         ---------      ---------      ---------      ---------      ---------      -------------
  Total assets          7,075,669      74,126,632     67,504,702    764,352,262     14,941,245       84,191,827
Liabilities
 Accrued expenses
  to related party          5,619          71,481         53,175        742,442         12,100           84,080
                         ---------      ---------      ---------      ---------      ---------      -------------
Net assets            $ 7,070,050    $ 74,055,151    $67,451,527   $763,609,820    $14,929,145     $ 84,107,747
                         =========      =========      =========      =========      =========      =============
Accumulation units
  outstanding           3,457,073      37,025,879      8,152,578     94,343,494      4,417,776       25,434,758
                         =========      =========      =========      =========      =========      =============
Unit value            $  2.045097    $   2.000092    $  8.273644   $   8.093932    $  3.379335     $   3.306804
                         =========      =========      =========      =========      =========      =============

                              Total Return                  International                     Balanced
                               Sub-Account                   Sub-Account                     Sub-Account
                                       VA2, VA3 &                    VA2, VA3 &
                           VA1            GSE            VA1            GSE            VA1         VA2, VA3 & GSE
                         ------------------------      ------------------------      ----------------------------
Assets
 Investments at
  cost                $50,768,898    $243,337,601    $ 4,382,423   $ 97,441,596    $ 4,778,131     $154,667,813
                         =========      =========      =========      =========      =========      =============
 Investment in The
  Phoenix Edge
  Series  Fund, at
  market              $63,562,140    $252,141,739    $ 5,178,634   $107,259,095    $ 5,534,172     $172,856,400
                         ---------      ---------      ---------      ---------      ---------      -------------
  Total assets         63,562,140     252,141,739      5,178,634    107,259,095      5,534,172      172,856,400
Liabilities
 Accrued expenses
  to related party         50,205         247,026          4,093        104,062          4,309          168,783
                         ---------      ---------      ---------      ---------      ---------      -------------
Net assets            $63,511,935    $251,894,713    $ 5,174,541   $107,155,033    $ 5,529,863     $172,687,617
                         =========      =========      =========      =========      =========      =============
Accumulation units
  outstanding          18,038,311      73,165,148      3,761,861     78,985,319      4,027,273      126,918,305
                         =========      =========      =========      =========      =========      =============
Unit value            $  3.520947    $   3.442824    $  1.375527   $   1.356645    $  1.373104       $1.360620
                         =========      =========      =========      =========      =========      =============

                                                        Wanger International
                               Real Estate                    Small Cap                 Wanger U.S. Small Cap
                               Sub-Account                   Sub-Account                     Sub-Account
                                       VA2, VA3 &
                           VA1            GSE            VA1          VA2, VA3         VA1            VA2, VA3
                         ------------------------      ------------------------      ----------------------------
Assets
Investments at
  cost                $    35,937    $  7,375,627    $   222,363   $  9,329,922    $   509,592     $ 19,333,984
                         =========      =========      =========      =========      =========      =============
 Investment in The
  Phoenix Edge
  Series  Fund, at
  market              $    39,331    $  8,195,872    $        --   $         --    $        --     $         --
 Investment in
  Wanger Advisors
  Trust,
   at market                   --              --        241,412     10,332,164        533,365       19,713,532
                         ---------      ---------      ---------      ---------      ---------      -------------
   Total assets            39,331       8,195,872        241,412     10,332,164        533,365       19,713,532
Liabilities
 Accrued expenses
  to related party             29           7,745            172          5,660            410           19,199
                         ---------      ---------      ---------      ---------      ---------      -------------
Net assets            $    39,302    $  8,188,127    $   241,240   $ 10,326,504    $   532,955     $ 19,694,333
                         =========      =========      =========      =========      =========      =============
Accumulation units
  outstanding              34,014       7,008,808        194,615      7,737,540        460,316       17,039,472
                         =========      =========      =========      =========      =========      =============
Unit value            $  1.155453    $   1.168262    $  1.239576   $   1.334598    $  1.157802     $   1.155807
                         =========      =========      =========      =========      =========      =============

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 1995

                                Money Market                     Growth                         Bond
                                Sub-Account                   Sub-Account                    Sub-Account
                                        VA2, VA3 &                    VA2, VA3 &                     VA2, VA3 &
                             VA1            GSE            VA1            GSE            VA1            GSE

                         --------------------------    --------------------------   ----------------------------
Investment income
 Distributions           $  438,870     $ 3,901,984    $   675,598   $  6,834,870    $1,158,485     $ 5,943,384
Expenses
 Mortality and
  expense risk
  charges                    79,010         876,855        610,428      7,675,328       140,732         871,219
                           ---------      ---------      ---------      ---------      ---------      -----------
Net investment
  income (loss)             359,860       3,025,129         65,170       (840,458)    1,017,753       5,072,165
                           ---------      ---------      ---------      ---------      ---------      -----------
Net realized gain
  from share
  transactions                   --              --        374,615         86,783        55,037          17,918
Net realized gain
  distribution from
  Fund                           --              --      7,173,896     81,121,474            --              --
Net unrealized
  appreciation on
  investment                     --              --      8,168,033     75,535,624     1,761,715       8,666,711
                           ---------      ---------      ---------      ---------      ---------      -----------
Net gain on
  investments                    --              --     15,716,544    156,743,881     1,816,752       8,684,629
                           ---------      ---------      ---------      ---------      ---------      -----------
Net increase in net
  assets resulting
  from operations        $  359,860     $ 3,025,129    $15,781,714   $155,903,423    $2,834,505     $13,756,794
                           =========      =========      =========      =========      =========      ===========

                                Total Return                  International                    Balanced
                                 Sub-Account                   Sub-Account                    Sub-Account
                                         VA2, VA3 &                    VA2, VA3 &
                             VA1            GSE            VA1            GSE            VA1         VA2, VA3 & GSE
                           ------------------------      ------------------------      --------------------------
Investment income
 Distributions           $2,002,654     $ 7,466,447    $    18,832   $    367,112    $  175,104     $ 5,416,894
Expenses
 Mortality and
  expense risk
  charges                   621,323       2,777,938         59,638      1,331,844        51,284       1,948,989
                           ---------      ---------      ---------      ---------      ---------      -----------
Net investment
  income (loss)           1,381,331       4,688,509        (40,806)      (964,732)      123,820       3,467,905
                           ---------      ---------      ---------      ---------      ---------      -----------
Net realized gain
  (loss) from share
  transactions              358,277         120,586       (171,167)      (771,152)       24,416         198,363
Net realized gain
  distribution from
  Fund                    3,860,000      15,262,627        108,612      2,117,297       109,783       3,430,492
Net unrealized
  appreciation on
  investment              4,176,429      14,852,737        540,494      7,779,441       767,657      23,829,474
                           ---------      ---------      ---------      ---------      ---------      -----------
Net gain on
  investments             8,394,706      30,235,950        477,939      9,125,586       901,856      27,458,329
                           ---------      ---------      ---------      ---------      ---------      -----------
Net increase in net
  assets resulting
  from operations        $9,776,037     $34,924,459    $   437,133   $  8,160,854    $1,025,676     $30,926,234
                           =========      =========      =========      =========      =========      ===========

                                                          Wanger International                Wanger U.S.
                              Real Estate((1))               Small Cap((1))                 Small Cap((1))
                                 Sub-Account                   Sub-Account                    Sub-Account
                                         VA2, VA3 &
                             VA1            GSE            VA1          VA2, VA3         VA1           VA2, VA3
                           ------------------------      ------------------------      --------------------------
Investment income
 Distributions           $      963     $   211,854    $        --   $         --    $       --     $        --
Expenses
 Mortality and
  expense risk
  charges                       198          55,980            513         37,360         1,865          80,663
                           ---------      ---------      ---------      ---------      ---------      -----------
Net investment
  income (loss)                 765         155,874           (513)       (37,360)       (1,865)        (80,663)
                           ---------      ---------      ---------      ---------      ---------      -----------
Net realized gain
  (loss) from share
  transactions                   94          21,522              4          8,695          (747)         (3,774)
Net realized gain
  distribution from
  Fund                          198          43,534             --             --            --              --
Net unrealized
  appreciation on
  investment                  3,394         820,245         19,049      1,002,242        23,773         379,548
                           ---------      ---------      ---------      ---------      ---------      -----------
Net gain on
  investments                 3,686         885,301         19,053      1,010,937        23,026         375,774
                           ---------      ---------      ---------      ---------      ---------      -----------
Net increase in net
  assets resulting
  from operations        $    4,451     $ 1,041,175    $    18,540   $    973,577    $   21,161     $   295,111
                           =========      =========      =========      =========      =========      ===========

((1)) From inception May 1, 1995 to December 31, 1995

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1995

                                Money Market                     Growth                         Bond
                                Sub-Account                   Sub-Account                    Sub-Account
                                        VA2, VA3 &                    VA2, VA3 &                     VA2, VA3 &
                             VA1            GSE            VA1            GSE            VA1            GSE
                         --------------------------    --------------------------   ----------------------------
From operations
 Net investment
  income (loss)          $   359,860   $  3,025,129    $    65,170   $   (840,458)   $ 1,017,753    $  5,072,165
 Net realized gain                --             --      7,548,511     81,208,257         55,037          17,918
 Net unrealized
  appreciation                    --             --      8,168,033     75,535,624      1,761,715       8,666,711
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase in net
  assets resulting
  from  operations           359,860      3,025,129     15,781,714    155,903,423      2,834,505      13,756,794
                           ---------      ---------      ---------      ---------      ---------      -----------
From accumulation
  unit transactions
 Participant
  deposits                     5,752     62,308,151      1,598,579    124,955,151        158,313      12,197,018
 Participant
  transfers                 (180,776)   (53,470,824)     3,015,663     43,180,634         (3,366)      6,303,584
 Participant
  withdrawals             (2,199,526)   (10,625,595)    (6,259,870)   (37,686,221)    (1,429,692)     (4,002,038)
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets  resulting
  from participant
  transactions            (2,374,550)    (1,788,268)    (1,645,628)   130,449,564     (1,274,745)     14,498,564
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets                  (2,014,690)     1,236,861     14,136,086    286,352,987      1,559,760      28,255,358
Net assets
 Beginning of period       9,084,740     72,818,290     53,315,441    477,256,833     13,369,385      55,852,389
                           ---------      ---------      ---------      ---------      ---------      -----------
 End of period           $ 7,070,050   $ 74,055,151    $67,451,527   $763,609,820    $14,929,145    $ 84,107,747
                           =========      =========      =========      =========      =========      ===========

                                Total Return                  International                    Balanced
                                 Sub-Account                   Sub-Account                    Sub-Account
                                         VA2, VA3 &                    VA2, VA3 &
                             VA1            GSE            VA1            GSE            VA1         VA2, VA3 & GSE
                           ------------------------      ------------------------      --------------------------
From operations
 Net investment
  income (loss)          $ 1,381,331   $  4,688,509    $   (40,806)  $   (964,732)   $   123,820    $  3,467,905
 Net realized gain
  (loss)                   4,218,277     15,383,213        (62,555)     1,346,145        134,199       3,628,855
 Net unrealized
  appreciation             4,176,429     14,852,737        540,494      7,779,441        767,657      23,829,474
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase in net
  assets resulting
   from operations         9,776,037     34,924,459        437,133      8,160,854      1,025,676      30,926,234
                           ---------      ---------      ---------      ---------      ---------      -----------
From accumulation
  unit transactions
 Participant
  deposits                 1,028,187     32,735,047        148,158     16,055,112        127,367      15,492,037
 Participant
  transfers               (1,572,062)    (2,629,446)    (2,352,617)   (19,987,552)      (387,341)     (9,618,084)
 Participant
  withdrawals             (5,833,027)   (16,146,431)      (569,829)    (7,873,129)      (555,779)    (10,194,737)
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets  resulting
  from participant
  transactions            (6,376,902)    13,959,170     (2,774,288)   (11,805,569)      (815,753)     (4,320,784)
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets                   3,399,135     48,883,629     (2,337,155)    (3,644,715)       209,923      26,605,450
Net assets
 Beginning of period      60,112,800    203,011,084      7,511,696    110,799,748      5,319,940     146,082,167
                           ---------      ---------      ---------      ---------      ---------      -----------
 End of period           $63,511,935   $251,894,713    $ 5,174,541   $107,155,033    $ 5,529,863    $172,687,617
                           =========      =========      =========      =========      =========      ===========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
               From inception May 1, 1995 to December 31, 1995
                                 (continued)

                                                                 Wanger International         Wanger U.S.
                                            Real Estate               Small Cap                Small Cap
                                            Sub-Account              Sub-Account              Sub-Account
                                                  VA2, VA3 &
                                         VA1         GSE          VA1       VA2, VA3       VA1       VA2, VA3
                                        ---------------------    ---------------------   ----------------------
From operations
 Net investment income (loss)         $   765     $  155,874   $   (513)  $   (37,360)  $ (1,865)   $   (80,663)
 Net realized gain (loss)                 292         65,056          4         8,695       (747)        (3,774)
 Net unrealized appreciation            3,394        820,245     19,049     1,002,242     23,773        379,548
                                         ----      ---------      -----      --------      -----      ---------
 Net increase in net assets
  resulting
   from operations                      4,451      1,041,175     18,540       973,577     21,161        295,111
                                         ----      ---------      -----      --------      -----      ---------
From accumulation unit transactions
 Participant deposits                     416      5,827,754     20,936     3,531,791     36,476      7,685,414
 Participant transfers                 35,382      1,329,121    201,764     5,974,479    478,823     11,864,286
 Participant withdrawals                 (947)        (9,923)        --      (153,343)    (3,505)      (150,478)
                                         ----      ---------      -----      --------      -----      ---------
 Net increase in net assets
  resulting
   from participant transactions       34,851      7,146,952    222,700     9,352,927    511,794     19,399,222
                                         ----      ---------      -----      --------      -----      ---------
 Net increase in net assets            39,302      8,188,127    241,240    10,326,504    532,955     19,694,333
Net assets
 Beginning of period                       --             --         --            --         --             --
                                         ----      ---------      -----      --------      -----      ---------
 End of period                        $39,302     $8,188,127   $241,240   $10,326,504   $532,955    $19,694,333
                                         ====      =========      =====      ========      =====      =========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the year ended December 31, 1994

                                Money Market                     Growth                         Bond
                                Sub-Account                   Sub-Account                    Sub-Account
                                        VA2, VA3 &                    VA2, VA3 &                     VA2, VA3 &
                             VA1            GSE            VA1            GSE            VA1            GSE
                         --------------------------    --------------------------   ----------------------------
From operations
 Net investment
  income                $    326,657   $  1,748,288    $   182,804   $    653,647    $   813,324    $  3,716,810
 Net realized gain
  (loss)                          --              2      2,976,234     26,133,090       (119,176)       (103,382)
 Net unrealized
  depreciation                    --             --     (2,888,602)   (27,412,518)    (1,555,961)     (7,606,399)
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets  resulting
  from operations            326,657      1,748,290        270,436       (625,781)      (861,813)     (3,992,971)
                           ---------      ---------      ---------      ---------      ---------      -----------
From accumulation
  unit transactions
 Participant
  deposits                   672,977     82,740,250      1,650,544    120,706,294        334,527      16,036,535
 Participant
  transfers                2,074,604    (64,774,356)       529,383     39,687,809     (2,375,359)    (11,882,665)
 Participant
  withdrawals             (2,766,967)    (3,208,509)    (4,245,122)   (12,102,289)      (849,236)     (1,898,032)
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets  resulting
  from participant
  transactions               (19,386)    14,757,385     (2,065,195)   148,291,814     (2,890,068)      2,255,838
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets                     307,271     16,505,675     (1,794,759)   147,666,033     (3,751,881)     (1,737,133)
Net assets
 Beginning of period       8,777,469     56,312,615     55,110,200    329,590,800     17,121,266      57,589,522
                           ---------      ---------      ---------      ---------      ---------      -----------
 End of period          $  9,084,740   $ 72,818,290    $53,315,441   $477,256,833    $13,369,385    $ 55,852,389
                           =========      =========      =========      =========      =========      ===========

                                Total Return                  International                    Balanced
                                 Sub-Account                   Sub-Account                    Sub-Account
                                         VA2, VA3 &                    VA2, VA3 &
                             VA1            GSE            VA1            GSE            VA1         VA2, VA3 & GSE
                           ------------------------      ------------------------      --------------------------
From operations
 Net investment
  income (loss)         $  1,145,450   $  3,053,439    $   (52,431)  $   (892,131)   $   128,320    $  3,175,555
 Net realized gain         2,318,730      6,532,018         42,991      2,569,529         44,505       1,250,217
 Net unrealized
  depreciation            (5,099,091)   (14,366,230)      (356,376)    (5,430,269)      (387,117)    (10,613,599)
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net decrease in net
  assets resulting
   from operations        (1,634,911)    (4,780,773)      (365,816)    (3,752,871)      (214,292)     (6,187,827)
                           ---------      ---------      ---------      ---------      ---------      -----------
From accumulation
  unit transactions
 Participant
  deposits                 1,680,952     49,970,179        661,080     37,744,141        221,507      33,865,296
 Participant
  transfers               (3,842,234)     2,101,275      3,232,950     28,438,748     (1,051,098)    (19,227,859)
 Participant
  withdrawals             (7,060,752)    (7,436,162)      (251,907)    (2,279,128)      (183,646)     (6,614,458)
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets  resulting
  from participant
  transactions            (9,222,034)    44,635,292      3,642,123     63,903,761     (1,013,237)      8,022,979
                           ---------      ---------      ---------      ---------      ---------      -----------
 Net increase
  (decrease) in net
  assets                 (10,856,945)    39,854,519      3,276,307     60,150,890     (1,227,529)      1,835,152
Net assets
 Beginning of period      70,969,745    163,156,565      4,235,389     50,648,858      6,547,469     144,247,015
                           ---------      ---------      ---------      ---------      ---------      -----------
 End of period          $ 60,112,800   $203,011,084    $ 7,511,696   $110,799,748    $ 5,319,940    $146,082,167
                           =========      =========      =========      =========      =========      ===========

                       See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
    (Selected data for a unit outstanding throughout the indicated period)
                                 (Unaudited)

                                                    Money Market Sub-Account
                                                VA1                    VA2, VA3 & GSE
                                      ------------------------    -------------------------
                                      Year Ended December 31,     Year Ended December 31,
                                         1995          1994         1995           1994
                                      ----------   ----------    ----------    ------------
Unit value, beginning of period       $1.954211     $1.900873     $1.915930     $1.868172
Income from investment operations
 Net investment income                 0.090886      0.053338      0.084162      0.047758
                                        --------      --------      --------    ----------
  Total from investment operations     0.090886      0.053338      0.084162      0.047758
                                        --------      --------      --------    ----------
Unit value, end of period             $2.045097     $1.954211     $2.000092     $1.915930
                                        ========      ========      ========    ==========
Total return                               4.65%         2.81%         4.39%         2.56%
Net assets, end of period (000)       $   7,070     $   9,085     $  74,055     $  72,818

                                                       Growth Sub-Account
                                                VA1                    VA2, VA3 & GSE
                                      ------------------------    -------------------------
                                      Year Ended December 31,     Year Ended December 31,
                                         1995          1994         1995           1994
                                      ----------   ----------    ----------    ------------
Unit value, beginning of period       $6.384494     $6.355486    $ 6.261062     $ 6.248053
Income from investment operations
 Net investment income                 0.007800      0.019608     (0.009881)     (0.013588)
 Net realized and unrealized gain      1.881350      0.009400      1.842751       0.026597
                                        --------      --------      --------    ----------
  Total from investment operations     1.889150      0.029008      1.832870       0.013009
                                        --------      --------      --------    ----------
Unit value, end of period             $8.273644     $6.384494    $ 8.093932     $ 6.261062
                                        ========      ========      ========    ==========
Total return                              29.59%         0.46%        29.27%          0.21%
Net assets, end of period (000)       $  67,452     $  53,315    $  763,610     $  477,257

                                                        Bond Sub-Account
                                                VA1                    VA2, VA3 & GSE
                                      Year Ended December 31,     Year Ended December 31,
                                         1995          1994         1995           1994
                                      ----------   ----------    ----------    ------------
Unit value, beginning of period       $2.762836     $2.952674     $2.710153     $ 2.902941
Income from investment operations
 Net investment income                 0.221359       0.179157     0.219987       0.179454
 Net realized and unrealized gain
  (loss)                               0.395140      (0.368995)    0.376664      (0.372242)
                                        --------      --------      --------    ----------
  Total from investment operations     0.616499      (0.189838)    0.596651      (0.192788)
                                        --------      --------      --------    ----------
Unit value, end of period             $3.379335     $ 2.762836    $3.306804     $ 2.710153
                                        ========      ========      ========    ==========
Total return                              22.31%         (6.43)%      22.02%         (6.64)%
Net assets, end of period (000)       $  14,929     $   13,369    $  84,108     $   55,852

                                                    Total Return Sub-Account
                                                VA1                    VA2, VA3 & GSE
                                      ------------------------    -------------------------
                                      Year Ended December 31,     Year Ended December 31,
                                         1995          1994         1995           1994
                                      ----------   ----------    ----------    ------------
Unit value, beginning of period       $3.008513     $ 3.081973    $2.948151     $ 3.028790
Income from investment operations
 Net investment income                 0.072406       0.051467     0.066408       0.051503
 Net realized and unrealized gain
  (loss)                               0.440028      (0.124927)    0.428265      (0.132142)
                                        --------      --------      --------    ----------
  Total from investment operations     0.512434      (0.073460)    0.494673      (0.080639)
                                        --------      --------      --------    ----------
Unit value, end of period             $3.520947     $ 3.008513    $3.442824     $ 2.948151
                                        ========      ========      ========    ==========
Total return                              17.03%         (2.38)%      16.78%         (2.66)%
Net assets, end of period (000)       $  63,512     $   60,113    $ 251,895     $  203,011

                       See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
    (Selected data for a unit outstanding throughout the indicated period)
                                 (Unaudited)

                                                         International Sub-Account
                                                      VA1                   VA2, VA3 & GSE
                                            -----------------------    ------------------------
                                            Year Ended December 31,    Year Ended December 31,
                                               1995         1994         1995           1994
                                             ---------    ---------    ---------     -----------
Unit value, beginning of period             $ 1.267735   $ 1.279733   $ 1.253391     $ 1.268491
Income from investment operations
 Net investment income (loss)                (0.010062)   (0.001720)   (0.012206)     (0.003590)
 Net realized and unrealized gain (loss)      0.117854    (0.010278)    0.115460      (0.011510)
                                             --------      --------     --------      ---------
  Total from investment operations            0.107792    (0.011998)    0.103254      (0.015100)
                                             --------      --------     --------      ---------
Unit value, end of period                   $ 1.375527   $ 1.267735   $ 1.356645     $ 1.253391
                                             ========      ========     ========      =========
Total return                                      8.50%       (0.94)%       8.24%         (1.19)%
Net assets, end of period (000)             $    5,175   $    7,512   $  107,155     $  110,800

                                                            Balanced Sub-Account
                                                      VA1                   VA2, VA3 & GSE
                                            -----------------------    ------------------------
                                            Year Ended December 31,    Year Ended December 31,
                                               1995         1994         1995           1994
                                             ---------    ---------    ---------     -----------
Unit value, beginning of period             $1.124370    $ 1.168840    $1.116862     $ 1.163951
Income from investment operations
 Net investment income                       0.030027      0.026629     0.027334       0.024166
 Net realized and unrealized gain (loss)     0.218707     (0.071099)    0.216424      (0.071255)
                                             --------      --------     --------      ---------
  Total from investment operations           0.248734     (0.044470)    0.243758      (0.047089)
                                             --------      --------     --------      ---------
Unit value, end of period                   $1.373104    $ 1.124370    $1.360620     $ 1.116862
                                             ========      ========     ========      =========
Total return                                    22.12%        (3.80)%      21.83%         (4.05)%
Net assets, end of period (000)             $   5,530    $    5,320    $ 172,688     $  146,082

                       See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
    (Selected data for a unit outstanding throughout the indicated period)
                                 (Unaudited)

                                              Real Estate Sub-Account
                                             VA1             VA2, VA3 & GSE
                                            From
                                          Inception               From
                                          5/1/95 to             Inception
                                          12/31/95         5/1/95 to 12/31/95
                                       -----------------   -------------------
Unit value, beginning of period          $ 1.000000            $ 1.000000
Income from investment operations
 Net investment income                     0.026718              0.025191
 Net realized and unrealized gain          0.128735              0.143071
                                        ---------------     -----------------
  Total from investment operations         0.155453              0.168262
                                        ---------------     -----------------
Unit value, end of period                $ 1.155453            $ 1.168262
                                        ===============     =================
Total return                                  15.55%((1))           16.83%((1))
Net assets, end of period (000)          $       39            $    8,188

                                                Wanger International
                                                Small Cap Sub-Account
                                              VA1                VA2, VA3
                                             From
                                           Inception               From
                                           5/1/95 to            Inception
                                           12/31/95         5/1/95 to 12/31/95
                                        ---------------     -----------------
Unit value, beginning of period          $ 1.000000            $ 1.000000
Income from investment operations
 Net investment loss                      (0.006629)            (0.012840)
 Net realized and unrealized gain          0.246205              0.347438
                                        ---------------     -----------------
  Total from investment operations         0.239576              0.334598
                                        ---------------     -----------------
Unit value, end of period                $ 1.239576            $ 1.334598
                                        ===============     =================
Total return                                  23.96%((1))           33.46%((1))
Net assets, end of period (000)          $      241            $   10,327

                                          Wanger U.S. Small Cap Sub-Account
                                             VA1                 VA2, VA3
                                        ---------------     -----------------
                                             From
                                           Inception               From
                                           5/1/95 to            Inception
                                           12/31/95         5/1/95 to 12/31/95
                                        ---------------     -----------------
Unit value, beginning of period          $ 1.000000            $ 1.000000
Income from investment operations
 Net investment loss                      (0.013908)            (0.042587)
 Net realized and unrealized gain          0.171710              0.198394
                                        ---------------     -----------------
  Total from investment operations         0.157802              0.155807
                                        ---------------     -----------------
Unit value, end of period                $ 1.157802            $ 1.155807
                                        ===============     =================
Total return                                  15.78%((1))           15.58%((1))
Net assets, end of period (000)          $      533            $   19,694

((1)) Unannualized

                       See Notes to Financial Statements

                PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1995

Note 1--Organization

  Phoenix Home Life Variable Accumulation Account (the Account) is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix Home Life) registered as a unit investment trust. The Account currently has nine Sub-accounts to which contract values may be allocated and invest solely in a designated portfolio of The Phoenix Edge Series Fund and/or Wanger Advisors Trust (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans. The Money Market, Growth, Bond, Total Return, International, Balanced, Real Estate, Wanger International Small Cap and Wanger U.S. Small Cap Sub-accounts are subdivided into two pools designated "VA1" and "VA2, VA3 & GSE". The Wanger International Small Cap and U.S. Small Cap are not currently available on GSE contracts. VA2 and VA3 contracts include a higher expense risk charge than the VA1 contract and have been approved for new sales in certain states. VA3 and GSE contract holders may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix Home Life through participant transfers. The Fund's Money Market, Growth, Bond, Total Return, International and Balanced Series are successors to the investing activities of the Phoenix Home Life Variable Accumulation Money Market, Growth, Bond, Total Return, International and Balanced Sub-accounts.


   Each Series has distinct investment objectives. The Money Market Series is a pooled short-term investment fund, the Growth Series is a growth common stock fund, the Bond Series is a long-term debt fund, the Total Return Series invests in equity securities and long and short-term debt, the International Series invests primarily in an internationally diversified portfolio of equity securities and the Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded real estate investment trusts ("REITs") and companies that are principally engaged in the real estate industry. Wanger International Small Cap and Wanger U.S. Small Cap invest primarily in securities of companies with a stock market capitalization of less than $1 billion.

Note 2--Significant Accounting Policies


Certain reclassifications have been made to prior year's amounts to conform with the 1995 presentation.


A. Valuation of Investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. Income taxes: The Account is not a separate entity from Phoenix Home Life and under current federal income tax law, income in the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

D. Distributions: Distributions are recorded as investment income on the ex-dividend date.

Note 3--Purchases and Sales of Shares of The Funds

  Purchases and sales of shares of the Funds for the year ended December 31, 1995 aggregated the following:

                                            VA1                   VA2, VA3 & GSE
                                   ----------------------   --------------------------
Sub-Account                      Purchases       Sales      Purchases        Sales
------------------------------     ---------    ---------    ----------   ------------
The Phoenix Edge Series Fund:
 Money Market                   $ 3,751,275   $5,743,524  $ 96,896,824    $95,512,198
 Growth                          12,973,021    7,461,762   246,304,218     36,290,993
 Bond                             1,980,743    2,252,588    34,198,051     14,716,662
 Total Return                     6,630,597    7,868,692    60,179,289     26,649,745
 International                      759,121    3,480,710    17,383,329     28,275,151
 Balanced                           905,377    1,496,539    21,775,399     19,495,743
 Real Estate                         54,354       18,425     7,850,758        477,725
Wanger Advisors Trust:
 Wanger International Small
  Cap                               222,665          306    11,195,708      1,874,481
 Wanger U.S. Small Cap.             632,897      122,558    22,748,041      3,410,283

Note 4--Participant Accumulation Unit Transactions (in units)

                                                              Sub-Account
                       ----------------------------------------------------------------------------------------
                          Money                                         Total
                          Market         Growth          Bond          Return     International      Balanced
                        -----------    -----------    -----------    -----------    -----------   -------------
VA1
Units outstanding,
  beginning of
  period                 4,648,802      8,350,770      4,839,008     19,980,901       5,925,289      4,731,485
Participant
  deposits                     995        216,532         51,135        318,944         115,230         99,289
Participant
  transfers                (91,931)       439,017         (4,975)      (486,673)     (1,849,913)      (347,489)
Participant
  withdrawals           (1,100,793)      (853,741)      (467,392)    (1,774,861)       (428,745)      (456,012)
                          ---------      ---------      ---------      ---------      ---------      -----------
Units outstanding,
  end of period          3,457,073      8,152,578      4,417,776     18,038,311       3,761,861      4,027,273
                          =========      =========      =========      =========      =========      ===========
VA2, VA3 & GSE
Big Edge Plus:
Units outstanding,
  beginning of
  period                37,183,988     75,175,305     20,182,918     67,922,249      87,360,368    128,415,186
Participant
  deposits              29,791,160     16,816,459      3,734,150      9,762,416      12,023,058     11,542,020
Participant
  transfers            (25,576,447)     5,786,731      2,062,794       (989,703)    (16,005,415)    (8,018,448)
Participant
  withdrawals           (5,156,810)    (5,083,910)    (1,197,205)    (4,860,063)     (6,101,001)    (7,124,468)
                          ---------      ---------      ---------      ---------      ---------      -----------
Units outstanding,
  end of period         36,241,891     92,694,585     24,782,657     71,834,899      77,277,010    124,814,290
                          =========      =========      =========      =========      =========      ===========
Group Strategic
  Edge:
Units outstanding,
  beginning of
  period                   822,771      1,050,874        425,656        938,228       1,039,619      2,381,785
Participant
  deposits               1,968,619        621,657        257,939        428,244         722,442        917,834
Participant
  transfers             (1,732,216)       169,150        107,985        190,614         107,013       (136,271)
Participant
  withdrawals             (275,186)      (192,772)      (139,479)      (226,837)       (160,765)    (1,059,333)
                          ---------      ---------      ---------      ---------      ---------      -----------
Units outstanding,
  end of period            783,988      1,648,909        652,101      1,330,249       1,708,309      2,104,015
                          =========      =========      =========      =========      =========      ===========

                                                            Wanger
                                                       International     Wanger U.S.
VA1                                       Real Estate     Small Cap       Small Cap
                                           -----------    -----------   -------------
Units outstanding, beginning of period            0              0               0
Participant deposits                            385         18,035          31,441
Participant transfers                        34,518        176,580         431,910
Participant withdrawals                        (889)             0          (3,035)
                                            ---------      ---------      -----------
Units outstanding, end of period             34,014        194,615         460,316
                                            =========      =========      ===========

                                                            Wanger
                                                       International     Wanger U.S.
VA2, VA3                                  Real Estate     Small Cap       Small Cap
                                           -----------    -----------   -------------
Units outstanding, beginning of period             0              0               0
Participant deposits                       5,743,523      2,896,751       6,682,832
Participant transfers                      1,236,930      4,961,433      10,487,082
Participant withdrawals                       (9,162)      (120,644)       (130,442)
                                            ---------      ---------      -----------
Units outstanding, end of period           6,971,291      7,737,540      17,039,472
                                            =========      =========      ===========

Group Strategic Edge:                    Real Estate
                                           -----------
Units outstanding, beginning of period            0
Participant deposits                         18,079
Participant transfers                        19,476
Participant withdrawals                         (38)
                                            ---------
Units outstanding, end of period             37,517
                                            =========

Note 5--Investment Advisory Fees and Related Party Transactions

  Phoenix Home Life and its indirect, less than wholly owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

   Phoenix Home Life assumes the risk that annuitants as a class may live longer than expected and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix Home Life charges the sub- accounts designated VA1 the daily equivalent of 0.40% on an annual basis of the current value of net assets for mortality risks and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE sub-accounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

   As compensation for administrative services provided to the Account, Phoenix Home Life additionally receives $35 per year from each contract, which is deducted from the sub-account holding the assets of the participant, or on a pro rata basis from two or more sub-accounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 1995 aggregated $1,488,990 and are funded by and included in participant withdrawals.

   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Home Life reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter. On surrender of a contract, contingent deferred sales charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix Home Life as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix Home Life aggregated $1,650,197 for the year ended December 31, 1995.

Note 6--Distribution of Net Income

  The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 7--Diversification Requirements

  Under the provisions of Section 817(h) of the Internal Revenue Code (the
Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

REPORT OF INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP               [logo]

To the Participants of
 Phoenix Home Life Variable
 Accumulation Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Bond Sub-Account, Total Return Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1995, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Hartford, CT 06103
February 13, 1996

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodian
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

International Series Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Real Estate Securities Custodian
State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103

                                    [indicia]
                                   BULK RATE
                                 U.S. Postage
                                     PAID
                                Permit No. 444
                               Springfield, MA

[logo]Phoenix Home Life

Phoenix Home Life Mutual Insurance Company
101 Munson Street
P.O. Box 942
Greenfield, Massachusetts 01302-0942

P725 (2/96)
700.04

Phoenix Home Life

(recycle symbol) Printed on recycled paper using soybean ink

(C) 1996 Phoenix Home Life Mutual Insurance Company